UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York            November 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        49

Form 13F Information Table Value Total:        $110,479
                                               (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COL 6   COL 7              COLUMN 8

                                                         VALUE     SHS OR    SH/  PUT/  INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRTN  MGRS     SOLE    SHARED      NONE
3M CO                         COM             88579Y101   1,392     16,059   SH         SOLE    NONE      0         0        16,059
ALTRIA GROUP INC              COM             02209S103   3,251    135,334   SH         SOLE    NONE      0         0       135,334
AT&T INC                      COM             00206R102   3,999    139,810   SH         SOLE    NONE      0         0       139,810
BELO CORP                     COM SER A       080555105     124     20,000   SH         SOLE    NONE      0         0        20,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108   1,121          9   SH         SOLE    NONE      0         0             9
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   3,096     37,450   SH         SOLE    NONE      0         0        37,450
BRIGGS & STRATTON CORP        COM             109043109     276     14,496   SH         SOLE    NONE      0         0        14,496
CARNIVAL CORP                 PAIRED CTF      143658300   2,585     67,697   SH         SOLE    NONE      0         0        67,697
CATERPILLAR INC DEL           COM             149123101   3,915     49,763   SH         SOLE    NONE      0         0        49,763
CHEVRON CORP NEW              COM             166764100   3,901     48,134   SH         SOLE    NONE      0         0        48,134
CHUBB CORP                    COM             171232101   4,459     78,234   SH         SOLE    NONE      0         0        78,234
CISCO SYS INC                 COM             17275R102     944     43,108   SH         SOLE    NONE      0         0        43,108
COCA COLA CO                  COM             191216100   1,338     22,857   SH         SOLE    NONE      0         0        22,857
CONOCOPHILLIPS                COM             20825C104   1,053     18,333   SH         SOLE    NONE      0         0        18,333
COVIDIEN PLC                  SHS             G2554F105   3,317     82,537   SH         SOLE    NONE      0         0        82,537
DEERE & CO                    COM             244199105   4,689     67,200   SH         SOLE    NONE      0         0        67,200
DEVON ENERGY CORP NEW         COM             25179M103     906     14,000   SH         SOLE    NONE      0         0        14,000
DOVER CORP                    COM             260003108   2,942     56,356   SH         SOLE    NONE      0         0        56,356
EMERSON ELEC CO               COM             291011104     262      4,978   SH         SOLE    NONE      0         0         4,978
EXXON MOBIL CORP              COM             30231G102  10,611    171,724   SH         SOLE    NONE      0         0       171,724
GENERAL ELECTRIC CO           COM             369604103   1,037     63,842   SH         SOLE    NONE      0         0        63,842
INTERNATIONAL BUSINESS MACHS  COM             459200101   1,133      8,450   SH         SOLE    NONE      0         0         8,450
ISHARES TR                    MSCI EAFE IDX   464287465   1,823     33,185   SH         SOLE    NONE      0         0        33,185
ISHARES TR                    MSCI EMERG MKT  464287234   1,813     40,500   SH         SOLE    NONE      0         0        40,500
JPMORGAN CHASE & CO           COM             46625H100   3,278     86,119   SH         SOLE    NONE      0         0        86,119
JOHNSON & JOHNSON             COM             478160104   3,420     55,193   SH         SOLE    NONE      0         0        55,193
KRAFT FOODS INC               CL A            50075N104   2,434     78,887   SH         SOLE    NONE      0         0        78,887
LOEWS CORP                    COM             540424108   3,997    105,450   SH         SOLE    NONE      0         0       105,450
MERCK & CO INC NEW            COM             58933Y105   1,596     43,351   SH         SOLE    NONE      0         0        43,351
MICROSOFT CORP                COM             594918104     621     25,360   SH         SOLE    NONE      0         0        25,360
MONSANTO CO NEW               COM             61166W101   2,035     42,451   SH         SOLE    NONE      0         0        42,451
NORFOLK SOUTHERN CORP         COM             655844108   1,535     25,800   SH         SOLE    NONE      0         0        25,800
NORTHERN TR CORP              COM             665859104     724     15,000   SH         SOLE    NONE      0         0        15,000
PEPSICO INC                   COM             713448108     828     12,460   SH         SOLE    NONE      0         0        12,460
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408   1,251     34,500   SH         SOLE    NONE      0         0        34,500
PFIZER INC                    COM             717081103     574     33,425   SH         SOLE    NONE      0         0        33,425
PHILIP MORRIS INTL INC        COM             718172109   5,012     89,466   SH         SOLE    NONE      0         0        89,466
PROCTER & GAMBLE CO           COM             742718109   5,168     86,175   SH         SOLE    NONE      0         0        86,175
QUALCOMM INC                  COM             747525103     609     13,500   SH         SOLE    NONE      0         0        13,500
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206   2,582     42,827   SH         SOLE    NONE      0         0        42,827
SALESFORCE COM INC            COM             79466L302     498      4,458   SH         SOLE    NONE      0         0         4,458
SCHLUMBERGER LTD              COM             806857108   3,373     54,746   SH         SOLE    NONE      0         0        54,746
SIGMA ALDRICH CORP            COM             826552101   6,784    112,359   SH         SOLE    NONE      0         0       112,359
TYCO INTERNATIONAL LTD        SHS             H89128104   2,312     62,937   SH         SOLE    NONE      0         0        62,937
UNION PAC CORP                COM             907818108     227      2,775   SH         SOLE    NONE      0         0         2,775
UNITED TECHNOLOGIES CORP      COM             913017109     313      4,400   SH         SOLE    NONE      0         0         4,400
VERIZON COMMUNICATIONS INC    COM             92343V104     484     14,866   SH         SOLE    NONE      0         0        14,866
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209     411     16,583   SH         SOLE    NONE      0         0        16,583
WELLS FARGO & CO NEW          COM             949746101     424     16,894   SH         SOLE    NONE                         16,894




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